Summary of Liquid Assets by Type and Currency (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 596,087	$ 608,548
Securities received as collateral from securities financing and derivative transactions	264,256	272,743
Total liquid assets	$ 860,343	$ 881,291
% of total	100.00%	100.00%
Encumbered liquid assets	$ 290,413	$ 300,401
Unencumbered liquid assets	569,930	580,890
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	178,016	211,866
Securities received as collateral from securities financing and derivative transactions	113,512	113,181
Total liquid assets	$ 291,528	$ 325,047
% of total	34.00%	37.00%
Encumbered liquid assets	$ 126,875	$ 130,486
Unencumbered liquid assets	164,653	194,561
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	71,436	94,640
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	$ 71,436	$ 94,640
% of total	8.00%	11.00%
Encumbered liquid assets	$ 1,136	$ 1,689
Unencumbered liquid assets	70,300	92,951
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	31,457	39,008
Securities received as collateral from securities financing and derivative transactions	83,321	83,258
Total liquid assets	$ 114,778	$ 122,266
% of total	14.00%	14.00%
Encumbered liquid assets	$ 76,442	$ 80,934
Unencumbered liquid assets	38,336	41,332
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	25,018	30,763
Securities received as collateral from securities financing and derivative transactions	4	23
Total liquid assets	$ 25,022	$ 30,786
% of total	3.00%	3.00%
Encumbered liquid assets	$ 2,307	$ 2,294
Unencumbered liquid assets	22,715	28,492
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	27,465	22,999
Securities received as collateral from securities financing and derivative transactions	22,997	24,441
Total liquid assets	$ 50,462	$ 47,440
% of total	6.00%	6.00%
Encumbered liquid assets	$ 33,328	$ 34,990
Unencumbered liquid assets	17,134	12,450
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	7,064	11,310
Securities received as collateral from securities financing and derivative transactions	3,657	2,841
Total liquid assets	$ 10,721	$ 14,151
% of total	1.00%	1.00%
Encumbered liquid assets	$ 2,856	$ 2,331
Unencumbered liquid assets	7,865	11,820
Canadian Dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	15,576	13,146
Securities received as collateral from securities financing and derivative transactions	3,533	2,618
Total liquid assets	$ 19,109	$ 15,764
% of total	2.00%	2.00%
Encumbered liquid assets	$ 10,806	$ 8,248
Unencumbered liquid assets	8,303	7,516
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	418,071	396,682
Securities received as collateral from securities financing and derivative transactions	150,744	159,562
Total liquid assets	$ 568,815	$ 556,244
% of total	66.00%	63.00%
Encumbered liquid assets	$ 163,538	$ 169,915
Unencumbered liquid assets	405,277	386,329
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	90,826	69,183
Total liquid assets	$ 90,826	$ 69,183
% of total	10.00%	8.00%
Encumbered liquid assets	$ 21	$ 51
Unencumbered liquid assets	90,805	69,132
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	75,471	78,238
Securities received as collateral from securities financing and derivative transactions	2,662	2,108
Total liquid assets	$ 78,133	$ 80,346
% of total	9.00%	9.00%
Encumbered liquid assets	$ 9,007	$ 8,297
Unencumbered liquid assets	69,126	72,049
Other than Canadian dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	38,831	31,258
Securities received as collateral from securities financing and derivative transactions	32,955	38,684
Total liquid assets	$ 71,786	$ 69,942
% of total	8.00%	8.00%
Encumbered liquid assets	$ 35,243	$ 36,716
Unencumbered liquid assets	36,543	33,226
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	79,860	82,701
Securities received as collateral from securities financing and derivative transactions	45,556	53,755
Total liquid assets	$ 125,416	$ 136,456
% of total	15.00%	15.00%
Encumbered liquid assets	$ 41,762	$ 53,585
Unencumbered liquid assets	83,654	82,871
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	70,335	74,131
Securities received as collateral from securities financing and derivative transactions	3,871	9,566
Total liquid assets	$ 74,206	$ 83,697
% of total	9.00%	9.00%
Encumbered liquid assets	$ 14,499	$ 21,495
Unencumbered liquid assets	59,707	62,202
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	62,748	61,171
Securities received as collateral from securities financing and derivative transactions	65,700	55,449
Total liquid assets	$ 128,448	$ 116,620
% of total	15.00%	14.00%
Encumbered liquid assets	$ 63,006	$ 49,771
Unencumbered liquid assets	$ 65,442	$ 66,849